UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Trafalgar Asset Managers Limited

Address:  Nuffield House
          66 Chiltern Street
          London W1U 4JT
          United Kingdom

13F File Number: 028-11791


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   David Miller
Title:  Director
Phone:  +44-0-20-7499-1234


Signature, Place and Date of Signing:


/s/ David Miller                 London, England                11/13/2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  36

Form 13F Information Table Value Total:  $118,812
                                        (thousands)

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                          COLUMN  2        COLUMN 3   COLUMN 4          COLUMN 5    COLUMN 6  COLUMN 7       COLUMN 8

                                                               VALUE      SHRS OR SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS      CUSIP     (X$1000)    PRN AMT PRN CALL DISCRETION  MANAGERS  SOLE   SHARED  NONE
ALCATEL                         SPONSORED ADR      013904305    2103     171,700   SH        SOLE       NONE    171,700
ALTRIA GROUP INC                COM                02209S103     316       4,000   SH        SOLE       NONE      4,000
AMERICAN COMMERCIAL LINES       COM NEW            025195207     254       3,850   SH        SOLE       NONE      3,850
ANDREW CORP                     COM                34425108     8566     830,000   SH        SOLE       NONE    830,000
ANDRX CORP DEL                  ANDRX GROUP        034553107    1067      43,500   SH        SOLE       NONE     43,500
ANORMED INC                     COM                035910108    1380     100,000   SH        SOLE       NONE    100,000
BELLSOUTH CORP                  COM                079860102    8680     200,000   SH        SOLE       NONE    200,000
BRITISH AWYS PLC                ADR 2ND INSTAL     110419306    6921      82,100   SH        SOLE       NONE     82,100
BUNGE LIMITED                   COM                G16962105     219       3,620   SH        SOLE       NONE      3,620
CARNIVAL CORP                   PAIRED CTF         143658300    1852      38,760   SH        SOLE       NONE     38,760
CARPENTER TECHNOLOGY CORP       COM                144285103     228       2,000   SH        SOLE       NONE      2,000
CHICAGO MERCANTILE HLDGS INC    CLA                167760107     918       1,825   SH        SOLE       NONE      1,825
CNH GLOBAL N V                  SHS NEW            N20935206     275      10,000   SH        SOLE       NONE     10,000
COMCAST CORP NEW                CL A               20030N101    6992     183,000   SH        SOLE       NONE    183,000
EXCEL TECHNOLOGY INC            COM                30067T103    1314      44,991   SH        SOLE       NONE     44,991
GARDNER DENVER INC              COM                365558105     240       6,700   SH        SOLE       NONE      6,700
GENERAL DYNAMICS CORP           COM                369550108     349       4,500   SH        SOLE       NONE      4,500
GIANT INDS INC                  COM                374508109     242       3,000   SH        SOLE       NONE      3,000
GOLD KIST INC                   COM                380614107    3635     178,250   SH        SOLE       NONE    178,250
HCA INC                         COM                404119109     418       8,300   SH        SOLE       NONE      8,300
INCO LTD                        COM                453258402    5023      66,679   SH        SOLE       NONE     66,679
INTER TEL INC                   COM                458372109    2823     129,500   SH        SOLE       NONE    129,500
KINDER MORGAN INC KANS          COM                49455P101   10570     100,000   SH        SOLE       NONE    100,000
L-3 COMMUNICATIONS HLDGS INC    COM                502424104     649       8,300   SH        SOLE       NONE      8,300
LEVEL 3 COMMUNICATIONS INC      COM                52729N100     213      40,000   SH        SOLE       NONE     40,000
MILLICOM INTL CELLULAR SA       SHS NEW            L6388F110     915      21,000   SH        SOLE       NONE     21,000
NOVAGOLD RES INC                COM NEW            66987E206    4703     310,000   SH        SOLE       NONE    310,000
NYSE GROUP INC                  COM                62949W103    6725      91,000   SH        SOLE       NONE     91,000
RIVIERA HLDGS CORP              COM                769627100    2772     139,100   SH        SOLE       NONE    139,100
SCHLUMBERGER LTD                COM                806857108     231       3,800   SH        SOLE       NONE      3,800
SCO GROUP INC                   COM                78403A106     342     150,000   SH        SOLE       NONE    150,000
SHIRE PLC                       SPONSORED ADR      82481R106     379       7,000   SH        SOLE       NONE      7,000
SPDR TR                         UNIT SER 1         78462F103   13766     100,599   SH        SOLE       NONE    100,599
VERITAS DGC INC                 COM                92343P107     476       7,000   SH        SOLE       NONE      7,000
VODAFONE GROUP PLC NEW          SPONSORED ADR NEW  92857W209   19223     794,325   SH        SOLE       NONE    794,325
WPS RESOURCES CORP              COM                92931B106    4035      78,500   SH        SOLE       NONE     78,500


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